Related Parties - Summary of Related Parties of Officers Fund (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Other Assets	$ 47	$ 47
Officers Fund [Member]
Disclosure of transactions between related parties [line items]
Other Assets	47	47
Personnel current liabilities	1,271	1,043
Personnel non current liabilities	$ 1,527	$ 1,530